Share-based payment - Summary of Options at Different Exercise Price (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	21,460,000	25,344,000	28,819,000	27,107,000
Exercise price 8.00 per share option [Member]
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	3,278,000
Exercise price 50.00 per share option [Member]
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	5,828,000
Exercise price 98.06 per share option [Member]
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	9,157,000
Exercise price 118.00 per share option [Member]
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	3,197,000